STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CAD ($)	Capital Stock	Reserves	Accumulated Other Comprehensive (Loss) Income	Deficit	Total
Balance at the beginning at Sep. 30, 2023	$ 17,864,782	$ 17,669,046	$ (196,846)	$ (18,509,213)	$ 16,827,769
Balance at the beginning (in shares) at Sep. 30, 2023	19,008,425
Share based compensation		1,320,919			1,320,919
Options exercised	$ 170,963				$ 170,963
Options exercised (in shares)	213,703				213,703
Fair value of options exercised	$ 159,847	(159,847)
Options cancelled and expired		(1,532,664)		1,532,664
Purchase of shares for cancellation	$ (938,924)				$ (938,924)
Purchase of shares for cancellation (in shares)	(950,417)				(950,417)
Dissolution of subsidiary				(2,126)	$ (2,126)
Net income (loss) for the year				6,607,664	6,607,664
Other comprehensive income			2,737,359		2,737,359
Balance at the end at Sep. 30, 2024	$ 17,256,668	17,297,454	2,540,513	(10,371,011)	26,723,624
Balance at the end (in shares) at Sep. 30, 2024	18,271,711
Share based compensation		7,862,418			7,862,418
Options exercised	$ 1,765,033				$ 1,765,033
Options exercised (in shares)	1,698,476				1,698,476
Fair value of options exercised	$ 1,355,639	(1,355,639)
Warrants issued for acquisitions		7,428,729			$ 7,428,729
Warrants exercised	$ 9,046,670				$ 9,046,670
Warrants exercised (in shares)	452,333				452,333
Fair value of warrants exercised	$ 2,172,892	(2,172,892)
Shares issued for acquisitions	$ 22,330,215	(3,718,400)			$ 18,611,815
Shares issued for acquisitions (in shares)	1,283,849				1,283,849
Shares to be issued for acquisitions		42,777,295			$ 42,777,295
RSUs converted for shares	$ 2,882,142	(2,882,142)			$ 2,882,142
RSUs converted for shares (in shares)	124,103				124,103
Interest paid with common shares	$ 371,891				$ 371,891
Interest paid with common shares (in shares)	21,563				21,563
Shares issued upon conversion of convertible debt	$ 13,247,405				$ 13,247,405
Shares issued upon conversion of convertible debt (in shares)	1,147,806				1,147,806
Convertible debenture, equity component		7,205,608			$ 7,205,608
Purchase of shares for cancellation (in shares)					0
Net income (loss) for the year				(35,035,126)	$ (35,035,126)
Transfer of historical unrealized gains on disposal of Bitcoin			1,733,197	(1,733,197)
Other comprehensive income			14,775,291		14,775,291
Balance at the end at Sep. 30, 2025	$ 70,428,555	$ 72,442,431	$ 19,049,001	$ (47,139,334)	$ 114,780,653
Balance at the end (in shares) at Sep. 30, 2025	22,999,841